Financial instruments (Details 2) - Liquidity risk [member] R$ in Millions	Dec. 31, 2023 BRL (R$)
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	R$ 17,508
Not later than one month [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	5,432
Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	8,297
Later than five years [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	3,779
Borrowings And Financing [Member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	6,538
Borrowings And Financing [Member] | Not later than one month [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	1,220
Borrowings And Financing [Member] | Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	5,049
Borrowings And Financing [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	269
Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	7,717
Lease liabilities [member] | Not later than one month [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	959
Lease liabilities [member] | Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	3,248
Lease liabilities [member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	3,510
Trade Payables [Member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	2,729
Trade Payables [Member] | Not later than one month [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	2,729
Suppliers Finance [Member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	524
Suppliers Finance [Member] | Not later than one month [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	R$ 524